Earnings per share (Details 1) R$ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Net income		R$ 29,702		R$ 26,760		R$ 18,896
Preferred | shares		4,840,703,872		4,818,741,579		4,801,324,161
Incremental from stock options granted under our share-based payment | shares		59,765,428		54,300,535		41,909,674
Potential anti-dilutive preferred shares excluded from calculation of diluted earnings | shares		0		0
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net income		R$ 14,673		R$ 13,189		R$ 9,296
Dividend on preferred shares after dilution effects		91		75		41
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect		R$ 14,764		R$ 13,264		R$ 9,337
Preferred | shares		4,900,469,300		4,873,042,114		4,843,233,835
Common | $ / shares	$ 3.01		$ 2.72		$ 1.93
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Net income		R$ 15,029		R$ 13,571		R$ 9,600
Dividend on preferred shares after dilution effects		(91)		(75)		(41)
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect		R$ 14,938		R$ 13,496		R$ 9,559
Preferred | shares		4,958,290,359		4,958,290,359		4,958,290,359
Common | $ / shares	$ 3.01		$ 2.72		$ 1.93